Significant Accounting Policies - Narrative (Details) shares in Millions, people in Millions	1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 31, 2023 state	Oct. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) people store clinic patient state shares	Dec. 31, 2021 USD ($) store shares	Sep. 30, 2021 USD ($)	Dec. 31, 2022 USD ($) state people store clinic patient Segment shares	Dec. 31, 2021 USD ($) store shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Number of pharmacy plan members | people			110			110
Number of patients served per year (more than) | patient			1,000,000			1,000,000
Number of people served | people			35			35
Number of reportable segments | Segment						4
Deferred acquisition costs			$ 1,219,000,000	$ 879,000,000		$ 1,219,000,000	$ 879,000,000	$ 519,000,000
Depreciation						2,400,000,000	2,300,000,000	2,100,000,000
Office real estate optimization charges			117,000,000			117,000,000	0	0
Store impairment charges						0	$ 1,358,000,000	0
Number of stores, planned closure | store							900
Goodwill impairment						0	$ 431,000,000	0
Impairment of intangible assets, indefinite-lived						0	0	0
HSA balances			0	2,900,000,000		0	2,900,000,000
Self insurance liabilities			$ 1,100,000,000	$ 1,100,000,000		$ 1,100,000,000	1,100,000,000
Pharmacy rebate period						30 days
Health insurer fee						$ 0	0	1,000,000,000
Advertising costs						$ 745,000,000	$ 707,000,000	$ 613,000,000
Treasury shares held in trust (in shares) | shares			1	1		1	1	1
Expenses from transactions with related party						$ 60,000,000	$ 52,000,000	$ 56,000,000
Other revenues from transactions with related party						87,000,000	79,000,000	77,000,000
Charitable contribution to CVS Health Foundation						$ 25,000,000	50,000,000	50,000,000
Long-Term Care Reporting Unit
Significant Accounting Policies [Line Items]
Goodwill impairment					$ 431,000,000
U.S. Department of Health and Human Services, ACA Risk Corridor Receivables | Settled Litigation
Significant Accounting Policies [Line Items]
Gain contingency, unrecorded amount								313,000,000	$ 313,000,000
Amount awarded from other party		$ 313,000,000
Former gain contingency, recognized in current period, before tax								307,000,000
Former gain contingency, recognized in current period, net of tax								223,000,000
Heartland Healthcare Services
Significant Accounting Policies [Line Items]
Number of states in which entity operates | state			4			4
Other Insurance Liabilities
Significant Accounting Policies [Line Items]
Liability for unpaid claims			$ 243,000,000	$ 324,000,000		$ 243,000,000	324,000,000
Liability for future policy benefits			334,000,000	458,000,000		334,000,000	458,000,000
Other Long-Term Insurance Liabilities
Significant Accounting Policies [Line Items]
Liability for unpaid claims			1,100,000,000	1,300,000,000		1,100,000,000	1,300,000,000
Liability for future policy benefits			4,700,000,000	6,000,000,000		$ 4,700,000,000	$ 6,000,000,000
Property and equipment
Significant Accounting Policies [Line Items]
Office real estate optimization charges			$ 44,000,000
Minimum
Significant Accounting Policies [Line Items]
Period after date of service a claim is paid						6 months
Interest rate for pension and annuity investment contracts						3.50%	3.50%
Award vesting period						3 years
Minimum | Buildings, building improvements and leasehold improvements
Significant Accounting Policies [Line Items]
Useful life of property plant and equipment						1 year
Minimum | Fixtures, equipment and internally developed software
Significant Accounting Policies [Line Items]
Useful life of property plant and equipment						3 years
Maximum
Significant Accounting Policies [Line Items]
Lease renewal term						5 years
Period after date of service a claim is paid						48 months
Interest rate for pension and annuity investment contracts						4.80%	4.80%
Award vesting period						5 years
Maximum | Buildings, building improvements and leasehold improvements
Significant Accounting Policies [Line Items]
Useful life of property plant and equipment						40 years
Maximum | Fixtures, equipment and internally developed software
Significant Accounting Policies [Line Items]
Useful life of property plant and equipment						10 years
Pharmacy & Consumer Wellness
Significant Accounting Policies [Line Items]
Number of retail locations (more than) | store			9,000			9,000
Goodwill impairment							$ 431,000,000
Health Services
Significant Accounting Policies [Line Items]
Number of walk-in medical clinics (more than) | clinic			1,100			1,100
Goodwill impairment							0
Health Care Benefits
Significant Accounting Policies [Line Items]
Number of states in which the Company has entered the individual public health insurance exchange | state						8
Goodwill impairment							0
Health Care Benefits | Forecast
Significant Accounting Policies [Line Items]
Additional number of states in which the Company entered the individual public health insurance exchange | state	4
Retail LTC
Significant Accounting Policies [Line Items]
Store impairment charges				$ 1,400,000,000			$ 1,400,000,000
Number of stores, planned closure | store				900			900
Retail LTC | Property and equipment
Significant Accounting Policies [Line Items]
Store impairment charges				$ 261,000,000			$ 261,000,000
Health Insurance Product Line
Significant Accounting Policies [Line Items]
Premium deficiency reserve			$ 0	$ 16,000,000		$ 0	$ 16,000,000	$ 11,000,000